Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MassMutual Advantage Funds
Entity Central Index Key	0001859808
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class I
Trading Symbol	MMZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Duration effect within core maturity issues
• Yield curve effect from shorter maturity issues
Top detractors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Overall issue selection, in particular among longer maturity issues
• Duration exposure and yield curve exposure from longer maturity positioning
• Allocation effect from shorter maturity issues

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class I - without sales charge	2.59	2.54
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg 5-Year Municipal Bond Index	3.43	3.60

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,300,000
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 121,206
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$54.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Total Advisory Fees Paid During the Reporting Period	$121,206
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	98.7%
Repurchase Agreement	1.3%

Largest States (% of Total Investments)
Texas	17.8%
Illinois	11.0%
Pennsylvania	10.4%
South Carolina	8.5%
Ohio	8.2%
Florida	7.5%
New York	7.2%
Virginia	7.0%
Indiana	5.1%
North Carolina	3.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class Y
Trading Symbol	MMZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Duration effect within core maturity issues
• Yield curve effect from shorter maturity issues
Top detractors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Overall issue selection, in particular among longer maturity issues
• Duration exposure and yield curve exposure from longer maturity positioning
• Allocation effect from shorter maturity issues

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class Y - without sales charge	2.49	2.44
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg 5-Year Municipal Bond Index	3.43	3.60

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,300,000
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 121,206
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$54.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Total Advisory Fees Paid During the Reporting Period	$121,206
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	98.7%
Repurchase Agreement	1.3%

Largest States (% of Total Investments)
Texas	17.8%
Illinois	11.0%
Pennsylvania	10.4%
South Carolina	8.5%
Ohio	8.2%
Florida	7.5%
New York	7.2%
Virginia	7.0%
Indiana	5.1%
North Carolina	3.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class A
Trading Symbol	MMJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Duration effect within core maturity issues
• Yield curve effect from shorter maturity issues
Top detractors to the Fund’s performance relative to the  Bloomberg 5-Year Municipal Bond Index:
• Overall issue selection, in particular among longer maturity issues
• Duration exposure and yield curve exposure from longer maturity positioning
• Allocation effect from shorter maturity issues

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class A - without sales charge	2.24	2.18
Class A - with maximum sales charge	-0.32	0.64
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg 5-Year Municipal Bond Index	3.43	3.60

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,300,000
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 121,206
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$54.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Total Advisory Fees Paid During the Reporting Period	$121,206
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	98.7%
Repurchase Agreement	1.3%

Largest States (% of Total Investments)
Texas	17.8%
Illinois	11.0%
Pennsylvania	10.4%
South Carolina	8.5%
Ohio	8.2%
Florida	7.5%
New York	7.2%
Virginia	7.0%
Indiana	5.1%
North Carolina	3.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class I
Trading Symbol	MMZVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Underweight allocation to the longest  maturities of the Index
• Overall allocation effect, led by a strong overweight to local authority municipal bonds
• Selection effect within maturities of 15 – 20 years, the Fund’s largest yield curve exposure
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Yield curve effect from exposure to  maturities of 15 – 20 years as longer-term municipal yields rose
• Yield curve effect attributable to local authority issues, the Fund’s largest sector exposure
• Duration effect attributable to a long maturity state of Illinois general obligation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class I - without sales charge	0.86	1.65
Bloomberg Municipal Bond Index	1.39	2.53

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 61,400,000
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 199,516
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$61.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Total Advisory Fees Paid During the Reporting Period	$199,516
Portfolio Turnover Rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	34.0%
New York	15.1%
Illinois	11.6%
Pennsylvania	6.7%
Virginia	4.6%
Alabama	3.9%
Indiana	3.8%
South Carolina	3.6%
Florida	2.7%
Nebraska	2.7%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class Y
Trading Symbol	MMZWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Underweight allocation to the longest  maturities of the Index
• Overall allocation effect, led by a strong overweight to local authority municipal bonds
• Selection effect within maturities of 15 – 20 years, the Fund’s largest yield curve exposure
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Yield curve effect from exposure to  maturities of 15 – 20 years as longer-term municipal yields rose
• Yield curve effect attributable to local authority issues, the Fund’s largest sector exposure
• Duration effect attributable to a long maturity state of Illinois general obligation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class Y - without sales charge	0.77	1.55
Bloomberg Municipal Bond Index	1.39	2.53

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 61,400,000
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 199,516
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$61.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Total Advisory Fees Paid During the Reporting Period	$199,516
Portfolio Turnover Rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	34.0%
New York	15.1%
Illinois	11.6%
Pennsylvania	6.7%
Virginia	4.6%
Alabama	3.9%
Indiana	3.8%
South Carolina	3.6%
Florida	2.7%
Nebraska	2.7%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class A
Trading Symbol	MMZUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Underweight allocation to the longest  maturities of the Index
• Overall allocation effect, led by a strong overweight to local authority municipal bonds
• Selection effect within maturities of 15 – 20 years, the Fund’s largest yield curve exposure
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal Bond Index:
• Yield curve effect from exposure to  maturities of 15 – 20 years as longer-term municipal yields rose
• Yield curve effect attributable to local authority issues, the Fund’s largest sector exposure
• Duration effect attributable to a long maturity state of Illinois general obligation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class A - without sales charge	0.50	1.29
Class A - with maximum sales charge	-2.01	-0.23
Bloomberg Municipal Bond Index	1.39	2.53

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 61,400,000
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 199,516
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$61.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Total Advisory Fees Paid During the Reporting Period	$199,516
Portfolio Turnover Rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	34.0%
New York	15.1%
Illinois	11.6%
Pennsylvania	6.7%
Virginia	4.6%
Alabama	3.9%
Indiana	3.8%
South Carolina	3.6%
Florida	2.7%
Nebraska	2.7%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class I
Trading Symbol	MMJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in state general obligation municipal bonds
• Issue selection in higher education municipal bonds
• Issue selection in hospital treatment and research center municipal bonds
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Overall yield curve effect of being positioned in longer  maturities
• Yield curve effect and selection among local authority municipal bonds
• Duration effect attributable to a long maturity state of Illinois general obligation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class I - without sales charge	-1.16	0.50
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg Municipal 65% High Grade/35% High Yield Index	0.98	3.34

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,300,000
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 232,996
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$49.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$232,996
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.5%
Illinois	16.0%
Florida	7.5%
Texas	6.2%
Colorado	6.2%
Pennsylvania	6.0%
Alabama	4.9%
North Carolina	4.5%
Nebraska	4.4%
Tennessee	4.3%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class Y
Trading Symbol	MMJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in state general obligation municipal bonds
• Issue selection in higher education municipal bonds
• Issue selection in hospital treatment and research center municipal bonds
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Overall yield curve effect of being positioned in longer  maturities
• Yield curve effect and selection among local authority municipal bonds
• Duration effect attributable to a long maturity state of Illinois general obligation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class Y - without sales charge	-1.26	0.40
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg Municipal 65% High Grade/35% High Yield Index	0.98	3.34

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,300,000
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 232,996
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$49.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$232,996
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.5%
Illinois	16.0%
Florida	7.5%
Texas	6.2%
Colorado	6.2%
Pennsylvania	6.0%
Alabama	4.9%
North Carolina	4.5%
Nebraska	4.4%
Tennessee	4.3%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class A
Trading Symbol	MMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Municipal bond markets delivered mixed performance over the past fiscal year, shaped by shifting monetary policy, elevated new issuance, and broader macroeconomic uncertainty. Following significant steepening of municipal market yields since late 2024, the U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, contributing to a modest decline in tax-exempt yields, particularly in longer maturities. Credit quality across the municipal landscape remained broadly stable, supported by strong state and local revenue collections and disciplined fiscal management. Despite the solid fundamentals, lower quality (high yield) municipal issues lagged the performance of investment grade issues, providing a very slight positive return. Much of the municipal market performance over the year was dictated by the rise in long-maturity yields relative to shorter-maturity yields. However, shorter-maturity municipal issues outperformed during the period, as yields fell modestly on the front end of the curve. Investor demand remained resilient during the period, with steady inflows into municipal mutual funds and separately managed accounts, but was challenged to keep pace with supply that reached near-record levels. Trade policy uncertainty and geopolitical tensions added volatility, but the asset class continued to offer attractive tax-exempt income and relative value in a shifting rate environment.
Top contributors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in state general obligation municipal bonds
• Issue selection in higher education municipal bonds
• Issue selection in hospital treatment and research center municipal bonds
Top detractors to the Fund’s performance relative to the  Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Overall yield curve effect of being positioned in longer  maturities
• Yield curve effect and selection among local authority municipal bonds
• Duration effect attributable to a long maturity state of Illinois general obligation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2024)
Class A - without sales charge	-1.50	0.15
Class A - with maximum sales charge	-3.97	-1.36
Bloomberg Municipal Bond Index	1.39	2.53
Bloomberg Municipal 65% High Grade/35% High Yield Index	0.98	3.34

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 49,300,000
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 232,996
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$49.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$232,996
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.5%
Illinois	16.0%
Florida	7.5%
Texas	6.2%
Colorado	6.2%
Pennsylvania	6.0%
Alabama	4.9%
North Carolina	4.5%
Nebraska	4.4%
Tennessee	4.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class I
Trading Symbol	BXFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.43	6.15	5.17
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,900,000
Holdings Count | $ / shares	293
Advisory Fees Paid, Amount	$ 826,873
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class Y
Trading Symbol	BXFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class Y - without sales charge	5.44	6.16	5.16
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,900,000
Holdings Count | $ / shares	293
Advisory Fees Paid, Amount	$ 826,873
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class A
Trading Symbol	BXFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.28	5.91	4.91
Class A - with maximum sales charge	0.80	5.26	4.59
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,900,000
Holdings Count | $ / shares	293
Advisory Fees Paid, Amount	$ 826,873
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class C
Trading Symbol	BXFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s investment in  U.S. bank loans contributed
• Despite the decline in yields, coupon income was additive
Top detractors to the Fund’s performance relative to the S&P UBS Leveraged Loan Index:
• The Fund’s overweight allocation and selection among European bank loans
• Security selection among CCC rated issuers

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class C - without sales charge	4.38	5.12	4.13
Class C - with maximum sales charge	3.40	5.12	4.13
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
S&P UBS Leveraged Loan Index	7.09	6.88	5.45

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,900,000
Holdings Count | $ / shares	293
Advisory Fees Paid, Amount	$ 826,873
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Total Advisory Fees Paid During the Reporting Period	$826,873
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.4%
Corporate Debt	10.5%
Repurchase Agreement	2.2%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	61.8%
United Kingdom	9.1%
Germany	6.6%
Luxembourg	3.9%
France	2.8%
Netherlands	2.5%
Ireland	2.3%
Italy	1.4%
Spain	1.4%
Finland	1.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class I
Trading Symbol	BXITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	6.63	5.89	5.18
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 145,200,000
Holdings Count | $ / shares	532
Advisory Fees Paid, Amount	$ 1,081,054
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class Y
Trading Symbol	BXIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class Y - without sales charge	6.68	5.88	5.17
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 145,200,000
Holdings Count | $ / shares	532
Advisory Fees Paid, Amount	$ 1,081,054
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class A
Trading Symbol	BXIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	6.31	5.59	4.90
Class A - with maximum sales charge	1.79	4.73	4.47
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 145,200,000
Holdings Count | $ / shares	532
Advisory Fees Paid, Amount	$ 1,081,054
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class C
Trading Symbol	BXICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.95%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan exposure
• High yield bond exposure
Top detractors to the Fund’s performance relative to the  FTSE 3 Month US T Bill Index + 500 bps:
• Currency forwards implemented to manage  non-U.S. dollar exposure
• U.S. Treasury futures implemented to manage the Fund’s duration profile

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class C - without sales charge	5.47	4.79	4.11
Class C - with maximum sales charge	4.48	4.79	4.11
Bloomberg Global Aggregate Index	2.40	-1.56	1.15
FTSE 3 Month US T Bill Index + 500 bps	9.83	8.26	7.23

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 145,200,000
Holdings Count | $ / shares	532
Advisory Fees Paid, Amount	$ 1,081,054
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$145.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	532
Total Advisory Fees Paid During the Reporting Period	$1,081,054
Portfolio Turnover Rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	42.1%
Corporate Debt	40.3%
Repurchase Agreement	7.5%
Non-U.S. Government Agency Obligations	6.0%
Exchange-Traded Funds	1.9%
Investment of Cash Collateral from Securities Loaned	1.8%
Sovereign Debt Obligations	0.2%
Common Stock	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Auto Manufacturers	0.0%

Largest Countries (% of Total Investments)
United States	47.7%
United Kingdom	9.1%
Germany	5.1%
Cayman Islands	3.5%
France	3.4%
Luxembourg	3.2%
Ireland	2.8%
Spain	2.0%
Netherlands	2.0%
Canada	1.6%